Schedule of Due to Related Party (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Due to affiliates		$ 5,803	$ 1,544
Development Fees [Member]
Due to affiliates		4,256
Management Fees [Member]
Due to affiliates		661	634
Employee Cost Sharing And Reimbursements [Member]
Due to affiliates	[1]	866	852
Director Compensation [Member]
Due to affiliates		20	20
Acquisition Fee [Member]
Due to affiliates			$ 38

[1]	Includes wage, overhead and other reimbursements to the Manager and its affiliates, including our Sponsor.